Deposits from banks	6 Months Ended
Jun. 30, 2024
Deposits from banks [Abstract]
Deposits from banks
7 Deposits from banks
Deposits from banks includes non-subordinated deposits and repurchase agreements from banks.

Deposits from banks by type
in EUR million	30 June 2024	31 December 2023
Non-interest bearing	252	177
Interest bearing	20,244	23,080
	20,496	23,257
In 2023, deposits from banks included ING’s participation in the Targeted Longer-Term Refinancing Operations (TLTRO) of EUR 6.0 billion which was fully repaid in March 2024.